CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common shares	Issued capital Preferred shares	Issued capital Common shares	Contributed surplus	Retained earnings	Retained earnings Preferred shares	Retained earnings Common shares	Accumulated other comprehensive income (loss), net of taxes	Total shareholders' equity	Participating policyholders	Non-controlling interests’ equity
Changes in equity [abstract]
Adjustment for change in accounting policy						$ (22)
Balance, beginning of year, after change in accounting policy						11,245
Equity, beginning of year at Dec. 31, 2018			$ 2,257	$ 8,419	$ 73	11,267			$ 1,690		$ 864	$ 0
Changes in equity [abstract]
Stock options exercised		$ 28		28	(5)
Common shares purchased for cancellation		(158)		(158)		(434)
Share-based payments					5
Net income (loss)	$ 2,947					2,713					230	4
Dividends on shares							$ (95)	$ (1,236)
Changes attributable to acquisition						(875)						15
Total other comprehensive income (loss) for the year	(232)								(229)	$ (229)	(3)
Additional contribution												0
Distribution to non-controlling interests												0
Equity, end of year at Dec. 31, 2019	24,508	21,141	2,257	8,289	73	11,318			1,461	23,398	1,091	19
Changes in equity [abstract]
Adjustment for change in accounting policy						0
Balance, beginning of year, after change in accounting policy						11,318
Stock options exercised		23		23	(5)
Common shares purchased for cancellation		(50)		(50)		(150)
Share-based payments					4
Net income (loss)	2,792					2,498					283	11
Dividends on shares							$ (94)	$ (1,283)
Changes attributable to acquisition						0						0
Total other comprehensive income (loss) for the year	122								128	128	(6)
Additional contribution												13
Distribution to non-controlling interests												(18)
Equity, end of year at Dec. 31, 2020	$ 25,862	$ 22,212	$ 2,257	$ 8,262	$ 72	$ 12,289			$ 1,589	$ 24,469	$ 1,368	$ 25